LEASES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LEASES

NOTE 19: LEASES

19.1 Lessee

The Company leases a key part for thermal power plants operation for a 20-year term and has entered into certain oil services agreements (mainly gas compression services) which, considering their characteristics, contain the lease of the assets for the rendering of the services with terms ranging between 2 and 6 years.

The terms of the lease agreements are negotiated on an individual basis and comprise a broad range of terms and conditions.

The evolution of right-of-use assets and lease liabilities recognised as of December 31, 2023 and 2022 is disclosed below:

19.1.1 Right of use assets

	Original values
			Decrease
Type of good	At the beginning	Increase		At the end

Machinery and equipment	20	7	-	27
Advances to suppliers	-	6	-	6
Total at 12.31.2023	20	13	-	33
Total at 12.31.2022	20	1	(1)	20

	Amortization
Type of good	At the beginning	For the year	At the end
Machinery and equipment	(11)	(1)	(12)
Total at 12.31.2023	(11)	(1)	(12)
Total at 12.31.2022	(8)	(3)	(11)

	Net book values
Type of good	At 12.31.2023	At 12.31.2022
Machinery and equipment	15	9
Advances to suppliers	6
Total at 12.31.2023	21
Total at 12.31.2022		9

19.1.2 Lease liabilities

	12.31.2023	12.31.2022
At the beginning of the year	12	13
Increases	7	1
Result from measurement at present value (1)	2	2
Reversal of unused amounts	-	(1)
Payments	(3)	(3)
At the end of the year	18	12

(1)	Included in Other financial results.

As of December 31, 2023 and 2022, this liability is disclosed under Other current payables in the amount of US$ 4 million and US$ 2 million and Other non-current payables for US$ 14 million and US$ 10 million, respectively.

The following table includes an analysis of the Company lease liabilities, grouped according to their maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2023
Three months to one year	4
One to two years	2
Two to three years	3
Three to four years	3
Four to five years	3
More than five years	17
Total	32

19.1.3 Short-term or low value leases

As of December 31, 2023 and 2022, the Company has recognised administrative costs and expenses in the amount of US$ 6 million each year on account of lease payments associated with short-term leases.

19.2 Lessor

19.2.1 Financial leases

Corresponding to the financing granted to TGS for the sale of certain property, plant and equipment belonging to the Oil & Gas business segment. This agreement was entered into on August 11, 2016 and consists of the collection of 119 monthly consecutive installments of US$ 623 thousand, without considering taxes, and a purchase option for a like amount payable at the end of the 120 months of the contract life.

As of December 31, 2023 and 2022, this receivable is disclosed under Other current receivables in the amount of US$ 6 million both years, respectively and under Other non-current receivables for US$ 11 million and US$ 17 million, respectively.

The following table includes an analysis of the Company receivable, grouped according to its maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2023
Less than three months	2
Three months to one year	4
One to two years	7
Two to three years	4
Total	17

19.2.2 Operating leases

The Company has executed lease agreements to install commercial and administrative offices in Pampa Energía S.A.’s building, located in Maipú 1, Autonomous City of Buenos Aires, for three to five years terms.

Future minimum collections from operating leases as of December 31, 2023 are detailed below:

12.31.2023
Three months to one year	1
One to two years	1
Total	2

Total income from operating leases for the fiscal year ended December 31, 2023 amounts to US$ 1 million.